Goodwill, Intangible Assets and Acquisitions - Allocation of Consideration (Details) - USD ($) $ in Thousands			3 Months Ended
	Aug. 01, 2021	May 01, 2021	Jun. 30, 2021	Sep. 30, 2021	Aug. 31, 2021	Dec. 31, 2020
Business combination allocated based on fair value of the assets and the liabilities
Goodwill			$ 113,604	$ 128,576		$ 61,712
A mobile app company
Acquisitions, Goodwill and Intangible Assets
Cash consideration			39,500
Business combination allocated based on fair value of the assets and the liabilities
Consideration		$ 39,540
Fair value of previously held equity interest		26,875
Non-controlling interest		10,811
Cash and short-term investments acquired		5,786
Other assets acquired		6,801
Identifiable intangible assets acquired		16,495	$ 16,500
Goodwill		51,034
Liabilities assumed		(2,890)
Total		$ 77,226
An E-sports team
Business combination allocated based on fair value of the assets and the liabilities
Consideration	$ 30,953
Identifiable intangible assets acquired	19,274				$ 19,300
Goodwill	14,745
Liabilities assumed	(3,066)
Total	$ 30,953